Note 8 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gross carrying amount	$ 620,147	$ 270,629
Accumulated amortization	122,217	87,593
Net	497,930	183,036
Trademark and Trade Names [Member]
Indefinite life	23,841	24,121
Indefinite life	23,841	24,121
Customer Lists and Relationships [Member]
Gross carrying amount	290,667	219,986
Accumulated amortization	95,011	74,897
Net	195,656	145,089
Investment Management Contracts [Member]
Gross carrying amount	270,600
Accumulated amortization	12,145
Net	258,455
Franchise Rights [Member]
Gross carrying amount	5,175	5,703
Accumulated amortization	4,141	4,156
Net	1,034	1,547
Trademarks and Trade Names [Member]
Gross carrying amount	12,851	2,776
Accumulated amortization	2,853	1,865
Net	9,998	911
Management Contracts and Other [Member]
Gross carrying amount	16,533	17,733
Accumulated amortization	7,907	6,572
Net	8,626	11,161
Brokerage Backlog [Member]
Gross carrying amount	480	310
Accumulated amortization	160	103
Net	$ 320	$ 207